Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share

19.    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for 2021, 2020 and 2019:

Reconciliation of basic and diluted earnings per share
in € THOUS, except share and per share data
	2021	2020	2019
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	969,308	1,164,377	1,199,619
Denominators:
Weighted average number of shares outstanding	292,944,732	294,055,525	302,691,397
Potentially dilutive shares	120,442	223,429	57,892
Basic earnings per share	3.31	3.96	3.96
Diluted earnings per share	3.31	3.96	3.96